COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
COST OF SALES [abstract]
Schedule of Cost of Sales

	Years ended December 31,
	2022	2021
Direct mining costs	$272,329	$198,141
Salaries and benefits	44,432	34,773
Workers' participation	4,285	7,647
Depletion and depreciation	171,447	121,077
Royalties and other taxes	33,304	25,703
Inventory net realizable value adjustments	8,898	7,035
Cost of Sales	$534,695	$394,376